SHARE CAPITAL - Disclosure of dividend declared (Details)	12 Months Ended
Dec. 31, 2023 $ / shares
February 23, 2023 [Member]
Disclosure of classes of share capital [line items]
Declaration Date	Feb. 23, 2023
Record Date	Mar. 10, 2023
Dividend per Common Share	$ 0.0054
May 4, 2023 [Member]
Disclosure of classes of share capital [line items]
Declaration Date	May 04, 2023
Record Date	May 18, 2023
Dividend per Common Share	$ 0.0057
August 3, 2023 [Member]
Disclosure of classes of share capital [line items]
Declaration Date	Aug. 03, 2023
Record Date	Aug. 16, 2023
Dividend per Common Share	$ 0.0051
November 1, 2023 [Member]
Disclosure of classes of share capital [line items]
Declaration Date	Nov. 01, 2023
Record Date	Nov. 15, 2023
Dividend per Common Share	$ 0.0046
February 21, 2024 [Member]
Disclosure of classes of share capital [line items]
Declaration Date	Feb. 21, 2024
Record Date	Mar. 14, 2024
Dividend per Common Share	$ 0.0048